Marketable securities and other securities investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Gain (Loss) on Securities [Line Items]
Cost	¥ 6,126,708	¥ 7,684,104
Gross unrealized gains	87,428	2,069,023
Gross unrealized losses	74,101	125,299
Fair value	6,140,035	9,627,828
Public and Corporate Bonds
Gain (Loss) on Securities [Line Items]
Cost	5,837,423	6,276,811
Gross unrealized gains	82,022	150,198
Gross unrealized losses	73,256	118,275
Fair value	5,846,189	6,308,734
Common stocks
Gain (Loss) on Securities [Line Items]
Cost		676,959
Gross unrealized gains		1,910,767
Gross unrealized losses		5,611
Fair value		2,582,115
Other
Gain (Loss) on Securities [Line Items]
Cost	289,285	730,334
Gross unrealized gains	5,406	8,058
Gross unrealized losses	845	1,413
Fair value	293,846	736,979
Securities Not Practicable to Determine Fair Value [Member]
Gain (Loss) on Securities [Line Items]
Cost		139,855
Securities Not Practicable to Determine Fair Value [Member] | Public and Corporate Bonds
Gain (Loss) on Securities [Line Items]
Cost	¥ 32,922	29,980
Securities Not Practicable to Determine Fair Value [Member] | Common stocks
Gain (Loss) on Securities [Line Items]
Cost		¥ 109,875